EQUITY INCENTIVE PLAN - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020	Aug. 31, 2020	Oct. 31, 2019	Jan. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Cash proceeds from exercise of stock options	$ 1,462,000	$ 64,000	$ 120,000	$ 36,000
Total stock-based compensation expense	$ 3,131,000	857,000	1,117,000	896,000
Tax benefits of stock-based compensation expense recognized			$ 0
Hyperfine Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance			16,000,000		16,000,000			12,000,000
Common stock remained available for issuance			5,375,767
Vesting period			10 years
Cash proceeds from exercise of stock options			$ 120,000	36,000
Total intrinsic value			$ 167,000	$ 173,000
Weighted-average grant date fair value			$ 0.69	$ 0.72
Expected volatility			60.00%	60.00%
Option award to purchase shares	19,591,900		1,432,250	903,750
4Bionics Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance						20,000,000	15,000,000
Common stock remained available for issuance			3,036,226
Total stock-based compensation expense	$ 217,000	$ 213,000	$ 274,000	$ 181,000
Tax benefits realized from exercise of stock options			0
Total unrecognized stock-based compensation expense			$ 1,299,000
Recognized over remaining vesting period			2 years 5 months 8 days